Investments - Inter Pipeline (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial assets [line items]
(Gain) loss from investment	$ (196)	$ (141)	$ 171
Inter Pipeline Ltd.
Disclosure of financial assets [line items]
(Gain) loss from investment	0	(51)	68
Dividend income	0	(2)	(5)
(Gain) loss from investment	$ 0	$ (53)	$ 63